RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	$ 138,240	$ 246,661
Base salary paid [Member]
Related Party Transaction [Line Items]
Total		7,002
Automobile lease payments [Member]
Related Party Transaction [Line Items]
Total	31,185	34,425
Personal expenses paid on behalf of CEO [Member]
Related Party Transaction [Line Items]
Total	21,960	66,013
Interest Accrued or Paid on related party payable to CEO [Member]
Related Party Transaction [Line Items]
Total	50,000	50,000
Non-cash compensation [Member]
Related Party Transaction [Line Items]
Total	10,391	11,095
Health insurance [Member]
Related Party Transaction [Line Items]
Total	1,000	6,241
Apartment [Member]
Related Party Transaction [Line Items]
Total	$ 23,704	$ 71,885